First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interests
First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interests

Note 12: First Data Corporation Stockholder’s Equity and Redeemable Noncontrolling Interests

Dividends

The Company’s senior secured revolving credit facility, senior secured term loan facility, senior secured notes, senior second lien notes, PIK toggle senior second lien notes, senior notes and senior subordinated notes contain restrictions on the Company’s ability to pay dividends. The restrictions are subject to numerous qualifications and exceptions, including an exception that allows the Company to pay a dividend to repurchase, under certain circumstances, the equity of Parent held by employees, officers and directors that were obtained in connection with the stock compensation plan. The Company paid cash dividends to its parent totaling $6.7 million during 2012, $0.2 million during 2011, and $14.9 million during 2010.

Other Comprehensive Income

The income tax effects allocated to and the cumulative balance of each component of OCI are as follows:

(in millions)	Beginning Balance	Pretax Gain (Loss) Amount	Tax (Benefit) Expense	Net-of- Tax Amount	Ending Balance
As of December 31, 2012
Unrealized gains (losses) on securities	$0.9	$0.3	$0.1	$0.2	$1.1
Unrealized gains (losses) on hedging activities	(72.2)	114.9	42.7	72.2	—
Foreign currency translation adjustment	(438.3)	28.4	16.0	12.4	(425.9)
Pension liability adjustments	(88.8)	(61.8)	(23.2)	(38.6)	(127.4)
	$(598.4)	$81.8	$35.6	$46.2	$(552.2)

As of December 31, 2011
Unrealized gains (losses) on securities	$0.1	$1.3	$0.5	$0.8	$0.9
Unrealized gains (losses) on hedging activities	(171.8)	158.6	59.0	99.6	(72.2)
Foreign currency translation adjustment	(400.3)	(79.0)	(41.0)	(38.0)	(438.3)
Pension liability adjustments	(64.9)	(38.8)	(14.9)	(23.9)	(88.8)
	$(636.9)	$42.1	$3.6	$38.5	$(598.4)

As of December 31, 2010
Unrealized gains (losses) on securities	$(27.4)	$44.0	$16.5	$27.5	$0.1
Unrealized gains (losses) on hedging activities	(242.1)	115.2	44.9	70.3	(171.8)
Foreign currency translation adjustment	(318.8)	(65.5)	16.0	(81.5)	(400.3)
Pension liability adjustments	(93.4)	44.9	16.4	28.5	(64.9)
	$(681.7)	$138.6	$93.8	$44.8	$(636.9)

The net-of-tax Foreign currency translation adjustment presented above for the year ended December 31, 2012, 2011 and 2010 is different than the amount presented on the Consolidated Statements of Comprehensive Income (Loss) by $3.3 million, $6.9 million and $3.1 million, respectively, due to the foreign currency translation adjustment related to noncontrolling interests not included above.

Other First Data Corporation Stockholder’s Equity Transactions

The following table presents the effects of changes in FDC’s ownership interest in Omnipay and its BAMS alliance on FDC’s equity:

	Year ended December 31,
(in millions)	2012	2011	2010
Net loss attributable to FDC	$(700.9)	$(516.1)	$(1,021.8)
Transfers from noncontrolling interests:
Decrease in FDC’s paid-in capital for loss recognized from purchase of noncontrolling interest, including tax effect	(46.1)	—	(7.5)
Change in net loss attributable to FDC and transfers from noncontrolling interests	$(747.0)	$(516.1)	$(1,029.3)

Redeemable Noncontrolling Interest

The following table presents a summary of the redeemable noncontrolling interest activity in 2012 and 2011:

(in millions)	Redeemable Noncontrolling Interest
Balance as of January 1, 2011	$28.1
Distributions	(31.2)
Share of income	32.0
Adjustment to redemption value of redeemable noncontrolling interest	38.6
Other	(0.1)
Balance as of December 31, 2011	67.4
Distributions	(36.0)
Share of income	36.0
Balance as of December 31, 2012	$67.4